Dividends (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Dividends [Abstract]
Summary of dividends paid

	2019 US$m		2018 US$m		2017 US$m
Rio Tinto plc previous year final dividend paid	2,245		2,446		1,725
Rio Tinto plc previous year special dividend paid	3,032		—		—
Rio Tinto plc interim dividend paid	1,930		1,666		1,530
Rio Tinto plc interim special dividend paid	780		—		—
Rio Tinto Limited previous year final dividend paid	666		731		523
Rio Tinto Limited previous year special dividend paid	900		—		—
Rio Tinto Limited interim dividend paid	556		513		472
Rio Tinto Limited interim special dividend paid	225		—		—
Dividends paid during the year	10,334		5,356		4,250

Dividends per share: paid during the year	635.0	c	307.0	c	235.0	c
Final dividends per share: proposed in the announcement of the results for the year	231.0	c	180.0	c	180.0	c
Special dividends per share: proposed in the announcement of the results for the year	—		243.0	c	—

Summary of dividends per share

	Dividends per share 2019		Dividends per share 2018		Dividends per share 2017
Rio Tinto plc previous year final (pence)	135.96	p	129.43	p	100.56	p
Rio Tinto plc previous year special (pence)	183.55	p	—		—
Rio Tinto plc interim (pence)	123.32	p	96.82	p	83.13	p
Rio Tinto plc interim special (pence)	49.82	p	—		—
Rio Tinto Limited previous year final – fully franked at 30% (Australian cents)	250.89	c	228.53	c	163.62	c
Rio Tinto Limited previous year special – fully franked at 30% (Australian cents)	338.70	c	—		—
Rio Tinto Limited interim – fully franked at 30% (Australian cents)	219.08	c	170.84	c	137.72	c
Rio Tinto Limited interim special – fully franked at 30% (Australian cents)	88.50	c	—		—

Summary of number of shares dividend distributed

	Number of shares 2019 (millions)	Number of shares 2018 (millions)	Number of shares 2017 (millions)
Rio Tinto plc previous year final	1,265.0	1,334.8	1,374.6
Rio Tinto plc previous year special	1,265.0	N/A	N/A
Rio Tinto plc interim	1,256.4	1,308.4	1,366.1
Rio Tinto plc interim special	1,256.4	N/A	N/A
Rio Tinto Limited previous year final	371.2	412.4	424.0
Rio Tinto Limited previous year special	371.2	N/A	N/A
Rio Tinto Limited interim	371.2	412.4	424.0
Rio Tinto Limited interim special	371.2	N/A	N/A